FINANCIAL INSTRUMENTS - Fair values (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Financial assets	Rp 56,409	Rp 49,824
Financial liabilities	106,961	100,312
Gain or loss recognised in profit or loss	578
Other current financial assets | At fair value
FINANCIAL INSTRUMENTS
Financial assets	89	302
Financial assets, fair value	89	302
Other current financial assets | At fair value | Level 1
FINANCIAL INSTRUMENTS
Financial assets, fair value	89	302
Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	8,225	8,053
Long-term investment in financial instruments | At fair value
FINANCIAL INSTRUMENTS
Financial assets	8,174	8,028
Financial assets, fair value	8,174	8,028
Long-term investment in financial instruments | At fair value | Level 1
FINANCIAL INSTRUMENTS
Financial assets, fair value	1,668	2,056
Long-term investment in financial instruments | At fair value | Level 3
FINANCIAL INSTRUMENTS
Financial assets, fair value	6,506	5,972
Financial liabilities measured at amortized cost | Level 1
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	7,426	7,944
Financial liabilities measured at amortized cost | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	67,058	58,892
Financial liabilities measured at amortized cost | At fair value
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	74,484	66,836
Financial liabilities measured at amortized cost | Carrying value
FINANCIAL INSTRUMENTS
Financial liabilities	73,727	66,847
Financial liabilities measured at amortized cost | Two-step loans.
FINANCIAL INSTRUMENTS
Financial liabilities		84
Financial liabilities, fair value		83
Financial liabilities measured at amortized cost | Two-step loans. | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value		83
Financial liabilities measured at amortized cost | Bonds and MTN
FINANCIAL INSTRUMENTS
Financial liabilities	5,043	5,343
Financial liabilities, fair value	5,669	6,120
Financial liabilities measured at amortized cost | Bonds and MTN | Level 1
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	5,669	5,586
Financial liabilities measured at amortized cost | Bonds and MTN | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value		534
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL INSTRUMENTS
Financial liabilities	36,341	32,260
Financial liabilities, fair value	36,472	31,473
Financial liabilities measured at amortized cost | Long-term bank loans | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	36,472	31,473
Financial liabilities measured at amortized cost | Other borrowings.
FINANCIAL INSTRUMENTS
Financial liabilities		362
Financial liabilities, fair value		362
Financial liabilities measured at amortized cost | Other borrowings. | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value		362
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	23,925	20,302
Financial liabilities, fair value	23,925	20,302
Financial liabilities measured at amortized cost | Lease liabilities | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	23,925	20,302
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	104	141
Financial liabilities, fair value	104	141
Financial liabilities measured at amortized cost | Other liabilities | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	104	141
FVTPL | Other current financial assets
FINANCIAL INSTRUMENTS
Financial assets	89	302
FVTPL | Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	8,174	8,028
FVTOCI | Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	51	25
Financial assets, fair value	51	25
FVTOCI | Long-term investment in financial instruments | Level 3
FINANCIAL INSTRUMENTS
Financial assets	Rp 51	Rp 25